ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Employees and payroll accruals	$ 307	$ 304
Institutions and income tax payable	143	130
Accrued expenses	1,857	1,950
Related parties	10	10
Total	$ 2,317	$ 2,394